Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ratios [Abstract]
Tier 1 capital to total average assets (in hundredths)	8.00%
Total risk-based capital to total risk-weighted assets (in hundredths)	10.00%
Consolidated [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	$ 122,630	$ 118,913
For Capital Adequacy Purposes, Amount	59,548	57,658
Amount [Abstract]
Actual Amount	113,283	109,822
For Capital Adequacy Purposes, Amount	29,774	28,829
Ratios [Abstract]
Actual Ratio (in hundredths)	16.47%	16.50%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Actual Ratio (in hundredths)	15.22%	15.24%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Amount [Abstract]
Actual Amount	113,283	109,822
For Capital Adequacy Purposes, Amount	44,343	46,185
Ratios [Abstract]
Actual Ratio (in hundredths)	10.22%	9.51%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Colony Bank [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	123,463	117,243
For Capital Adequacy Purposes, Amount	59,474	57,584
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	74,342	71,980
Amount [Abstract]
Actual Amount	114,128	108,163
For Capital Adequacy Purposes, Amount	29,737	28,792
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	44,605	43,188
Ratios [Abstract]
Actual Ratio (in hundredths)	16.61%	16.29%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	10.00%	10.00%
Actual Ratio (in hundredths)	15.35%	15.03%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	6.00%	6.00%
Amount [Abstract]
Actual Amount	114,128	108,163
For Capital Adequacy Purposes, Amount	44,282	46,117
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	$ 55,352	$ 57,646
Ratios [Abstract]
Actual Ratio (in hundredths)	10.31%	9.38%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	5.00%	5.00%